Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$457,714.75

Principal:
Principal Collections	$9,924,592.43
Prepayments in Full	$3,125,230.24
Liquidation Proceeds	$70,525.03
Recoveries	$141,222.36
Sub Total	$13,261,570.06
Collections	$13,719,284.81

Purchase Amounts:
Purchase Amounts Related to Principal	$193,427.98
Purchase Amounts Related to Interest	$859.99
Sub Total	$194,287.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,913,572.78

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,913,572.78
Servicing Fee	$132,011.37	$132,011.37	$0.00	$0.00	$13,781,561.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,781,561.41
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,781,561.41
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,781,561.41
Interest - Class A-4 Notes	$52,830.79	$52,830.79	$0.00	$0.00	$13,728,730.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,728,730.62
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$13,650,997.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,650,997.70
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$13,594,171.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,594,171.70
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$13,521,823.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,521,823.78
Regular Principal Payment	$12,699,178.96	$12,699,178.96	$0.00	$0.00	$822,644.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$822,644.82
Residual Released to Depositor	$0.00	$822,644.82	$0.00	$0.00	$0.00
Total		$13,913,572.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,699,178.96
Total					$12,699,178.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,699,178.96	$120.36	$52,830.79	$0.50	$12,752,009.75	$120.86
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$12,699,178.96	$7.89	$259,737.63	$0.16	$12,958,916.59	$8.05

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$40,639,065.94	0.3851679	$27,939,886.98	0.2648080
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$151,129,065.94	0.0938748	$138,429,886.98	0.0859866

Pool Information
Weighted Average APR	3.354%	3.380%
Weighted Average Remaining Term	20.16	19.48
Number of Receivables Outstanding	20,877	19,957
Pool Balance	$158,413,645.64	$144,980,415.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$151,129,065.94	$138,429,886.98
Pool Factor	0.0946564	0.0866297

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$6,550,528.17
Targeted Overcollateralization Amount	$6,550,528.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,550,528.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		111	$119,454.81
(Recoveries)		153	$141,222.36
Net Loss for Current Collection Period			$(21,767.55)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1649%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5376%
Second Prior Collection Period			0.1032%
Prior Collection Period			0.1546%
Current Collection Period			(0.1722)%
Four Month Average (Current and Prior Three Collection Periods)			0.1558%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,981	$14,457,364.90
(Cumulative Recoveries)			$2,481,608.80
Cumulative Net Loss for All Collection Periods			$11,975,756.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7156%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,417.22
Average Net Loss for Receivables that have experienced a Realized Loss			$2,002.3000

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.40%	316	$3,481,641.92
61-90 Days Delinquent	0.22%	25	$324,915.56
91-120 Days Delinquent	0.06%	7	$81,433.86
Over 120 Days Delinquent	0.50%	53	$730,445.34
Total Delinquent Receivables	3.19%	401	$4,618,436.68

Repossession Inventory:
Repossessed in the Current Collection Period		13	$108,798.92
Total Repossessed Inventory		17	$173,527.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3400%
Prior Collection Period			0.4024%
Current Collection Period			0.4259%
Three Month Average			0.3894%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer